Consolidated Statement of Cash Flows - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Capital contribution received	$ 7	$ 9